SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Inventory cost		$ 221,548
Allowance for obsolete inventory		0	25,000
Cost of inventory on hand	$ 394,890